Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
12.	Related party transactions

Balances with related parties:

	December 31,
	2016	2015
	U.S. dollars in thousands

Other accounts payables	$1	$132

Related parties’ expenses:

	Year Ended December 31,
	2016	2015	2014
	U.S. dollars in thousands

Research and development expense	$318	$312	$145

General and administrative expense	$207	$196	$467

In August 2013, the Company entered in to a consulting agreement with an entity owned by one of its shareholders who was also a co-founder and a member of the Board. Pursuant to the agreement, the shareholder was appointed as the Company’s chief financial officer in consideration for a monthly fee of $6 thousand. In April 2014, the agreement was amended and restated to affect, upon the consummation of the Company’s IPO (which took place in August 2014), an increase of the monthly fee to a total of $15 thousands as well as pay a one-time bonus in the amount of $80 thousand. During 2015, the Company paid a subsequent one-time bonus to the shareholder in the amount of $70 thousands in connection with services rendered. As of January 2016, following the appointment of a new chief financial officer, the consulting agreement was amended and restated. Pursuant to such amendment, the shareholder was appointed as a special advisor to the chief executive officer with no change to his remuneration. In June 2016, the Company terminated the amended and restated consulting agreement effective as of February 2017.

In September 2013, the Company entered into a services agreement with a company owned by one of its shareholders who was also a co-founder and a member of the Board. Pursuant to the agreement the Company leased an office facility and received office administration services in consideration for a monthly fee of $6 thousand. The agreement was terminated in September 2014.

During December 2015, the Company paid a $15 thousand one-time fee to an employee of an entity owned by one of the Company’s shareholders who was also a co-founder and a member of the Board, for administration support services provided during 2015. In addition, during 2015, the Company paid $1 thousand to a family member of the shareholder in connection with services provided related to leasehold improvements of the Parent’s new offices. Such payment was recorded to leasehold improvement as part of property and equipment.

In August 2013, the Company entered in to a consulting agreement with an entity owned by one of its shareholders who was also a co-founder and a member of the Board. Pursuant to the agreement, the shareholder was appointed as the Company’s chief executive officer in consideration for a monthly fee of $15 thousand. In April 2014, the agreement was amended and restated to affect, upon the consummation of the Company’s IPO (which took place in August 2014), an increase of the monthly fee to of $19 thousands, as well as, pay a one-time bonus in the amount of $90 thousand. As of January 2015, following the appointment of a new chief executive officer, the consulting agreement was terminated and the Company's shareholders approved the entry into an employment agreement, pursuant to which the shareholder was appointed as chief development officer of the Company, and was entitled to a gross annual salary of $250 thousand. Such agreement was never executed. In November 2015, effective retrospectively as of January 2015, the consulting agreement was amended and restated (and the employment agreement was terminated). Pursuant to such amendment, the shareholder was appointed as a special advisor to the chief executive officer and was entitled to a monthly fee of $28 thousand. In June 2016, the Company terminated the amended and restated consulting agreement effective December 2016.

In July 2013, the Company entered into a two-year services agreement with one of its shareholders, to render consulting services in consideration for a monthly fee of $1 thousand. The agreement expired in July 2015. Effective as of August, 2014, the shareholder received an annual compensation of $25 thousand, for services rendered as a member of the Board. As of August 2016, such annual director’s fee was increased to a total of $30 thousand per year. In addition, in August 2016, the Company granted to a member of its Board, who is a principal of the shareholder, 30,000 options to purchase Ordinary shares at an exercise price of $1.62 per share.